Nature of Operations, Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements as of September 30, 2016 of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form 10-K filed with the SEC on April 7, 2016. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for future quarters or for the full year. Notes to the unaudited condensed consolidated financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2015 as reported in the Form 10-K have been omitted.

The accompanying unaudited interim condensed consolidated financial statements have been presented on a comparative basis. For periods after the acquisition of the Búcha® Live Kombucha brand (since April 1, 2015), our operating results are referred to as Successor. For periods prior to the acquisition of the Búcha® Live Kombucha brand, our operating results are referred to as Predecessor. Where applicable, a black line separates the Successor and Predecessor financial information to highlight the lack of comparability between the periods.

Our operating results for the three months ended September 30, 2015 (Successor) incorporate certain reclassifications necessary to remove our prior micro-brewing operations and brewery from our continuing operations and report them as discontinued operations. Further, our net (loss) income per share has been changed accordingly to report per-share amounts from continuing and discontinued operations. For all periods presented, we are reporting a net loss from continuing operations, and as a result our diluted (loss) earnings per share are the same as our basic (loss) income per share.

As of December 31, 2015, three customers represented approximately 93.7% (59.9%, 22.9% and 10.9%) of accounts receivable. For the nine months ended September 30, 2016 (Successor), three customers represented approximately 27.5% (14.5%, 7.5% and 5.5%) of revenue. For the six months ended September 30, 2015 (Successor), three customers represented approximately 31.3% (18.8%, 7.9% and 4.5%) of revenue. For the three months ended March 31, 2015 (Predecessor), three customers represented approximately 85.6% (30.2%, 29.4% and 26.0%) of revenue.

Basis of Presentation

The accompanying financial statements have been presented on a comparative basis. For periods after the acquisition of the búcha® Live Kombucha brand (see Note 4), the Company is referred to as the Successor and its results of operations combines the brewery operations and the kombucha tea operations. For periods prior to the acquisition of the búcha® Live Kombucha brand, the Company is referred to as the Predecessor and its results of operations includes only the búcha® Live Kombucha operations. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods.

Going Conern

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had an accumulated deficit of $3,331,878 and $4,863,782 as of as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively, had net losses of $1,031,311, $72,022 and $891,435 for the nine months ended December 31, 2015 (Successor), for the three months ended March 31, 2015 (Predecessor) and for the year ended 2014 (Predecessor), respectively, and had negative working capital of $45,138 as of December 31, 2015. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

While the Company is attempting to increase sales and generate additional revenues, the Company’s cash position may not be significant enough to support the Company’s daily operations. If the Company is unable to obtain additional financing through the issuance of debt or equity, the Company may be unable to continue as a going concern. While the Company believes in the viability of its strategy to generate additional revenues and in its ability to raise additional funds, there can be no assurances to that effect. The financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables. The Company places its cash with high credit quality financial institutions. At times such amounts may exceed federally insured limits.

Receivables arising from sales of the Company’s products are not collateralized. As of December 31, 2015 (Successor), three customers represented approximately 92.8% (59.0%, 22.9% and 10.9%) of accounts receivable. As of December 31, 2014 (Predecessor), four customers represented approximately 75.1% (25.4%, 24.0%, 13.5% and 12.1%) of accounts receivable.

For the nine months ended December 31, 2015 (Successor), three customers represented approximately 75.6% (32.7%, 24.2% and 18.6%) of total revenue. For the three months ended March 31, 2015 (Predecessor), three customers represented approximately 85.6% (30.2%, 29.4% and 26.0%) of total revenue. For the year ended December 31, 2014 (Predecessor), four customers represented approximately 84.5% (28.1%, 18.9%, 18.9% and 18.6%) of revenue.

Accounts Receivable Factoring Arrangement with Recourse

Accounts Receivable Factoring Arrangement with Recourse

On April 2, 2015, the Company entered into a factoring agreement to sell, with recourse, certain receivables to an unrelated third-party financial institution. Under the terms of the factoring agreement, the Company receives an advance of 80% of qualified receivables and maximum amount of outstanding advances at any one time will not exceed $500,000. On July 1st, 2016 the Company cancelled its factoring contract. As of September 30, 2016 (Successor), the Company has no factoring payable liability as compared to $110,663 as of December 31, 2015

Accounts Receivable Factoring Arrangement with Recourse

In April 2015, the Company entered into a factoring agreement to sell, with recourse, certain receivables to an unrelated third-party financial institution. Under the terms of the factoring agreement, the Company receives an advance of 80% of qualified receivables and maximum amount of outstanding advances at any one time will not exceed $500,000. For the nine months ended December 31, 2015 (Successor), the Company received net advances from the factoring of accounts receivable of $110,663 and recognized factoring interest and fees of $34,069. The Company pays factoring fees associated with the sale of receivables at the rate of 0.67% of the gross face value of the receivable for every ten-day period or fraction thereof from the date of the advance until the receivable is paid in full. The outstanding factoring payable as of December 31, 2015 was $110,663.

Goodwill and Customer Relationships

Goodwill and Customer Relationships

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable net assets acquired. Goodwill and other intangibles with indefinite useful lives are not amortized but tested for impairment annually or more frequently when events or circumstances indicates that the carrying value of a reporting unit more likely than not exceeds its fair value. The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

Customer relationships are recorded at acquisition cost less accumulated amortization and impairment. Definite lived intangible assets are amortized over their estimated useful life using the straight-line method, which is determined by identifying the period over which the cash flows from the asset are expected to be generated. As of September 30, 2016 and December 31, 2015, accumulated amortization was $125,000 and $62,500, respectively.  Amortization expense was $20,834 and $62,500 for the three and nine months ended September 30, 2016 (Successor), respectively. There was no amortization expense for customer relationships in 2015 for the periods presented. .

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable net assets acquired. In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, goodwill and other intangibles with indefinite useful lives are not amortized but tested for impairment annually or more frequently when events or circumstances indicates that the carrying value of a reporting unit more likely than not exceeds its fair value. The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. The second step involves calculating the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded. The Company performed a qualitative assessment and determined there was no impairment of goodwill recognized during 2015.

The Company recognizes an acquired intangible asset apart from goodwill whenever the intangible asset arises from contractual or other legal rights, or when it can be separated or divided from the acquired entity and sold, transferred, licensed, rented or exchanged, either individually or in combination with a related contract, asset or liability. Such intangibles are amortized over their useful lives. Impairment losses are recognized is the carrying amount of an intangible asset subject to amortization is not recoverable from expected future cash flows and its carrying amount exceeds its fair value.

Long-lived Assets

Long-lived Assets

Long-lived assets consisted of property and equipment and customer relationships and are reviewed for impairment in accordance with the guidance of the FASB Topic ASC 360, Property, Plant, and Equipment. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Through September 30, 2016, we had not experienced impairment losses on our long-lived assets as management determined that there were no indicators that a carrying amount of the asset may not be recoverable.

Long-lived Assets

The Company’s long-lived assets consisted of property and equipment and customer relationships and are reviewed for impairment in accordance with the guidance of the FASB Topic ASC 360, Property, Plant, and Equipment. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Through December 31, 2015, the Company had not experienced impairment losses on its long-lived assets as management determined that there were no indicators that a carrying amount of the asset may not be recoverable.

Cash Flows

Cash Flows

Supplemental Disclosures

	Nine months Ended September 30, 2016	Six months ended June 30, 2015	Three months ended March 31, 2015
	Successor	Successor	Predecessor
CASH PAID DURING THE PERIODS FOR:
Interest	$189,470	$-	$1,861
Income taxes	$-	$-	$-

NONCASH INVESTING AND FINANCING ACTIVITIES:
Debt issued for acquisition of B&R Liquid Adventure	$-	$140,000	$-
Common stock issued for acquisition of B&R Liquid Adventure	$-	$500,000	$-
Warrants issued to with convertible debt	$18,154	$-	$-
Common stock issued for acquisition of Xing Beverage, LLC	$6,995,000	$-	$-
Promissory note issued for acquisition of Xing Beverage, LLC	$4,500,000	$-	$-
Convertible debt and accrued interest converted into shares of Series B Preferred stock	$225,872	$-	$-

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The more significant estimates and assumptions made by management include allowance for doubtful accounts, inventory valuation, provision for excess or expired inventory, depreciation of property and equipment, realizability of long-lived assets and fair market value of equity instruments issued for goods or services. The current economic environment has increased the degree and uncertainty inherent in these estimates and assumptions.

Reclassifications			Reclassifications Certain prior period amounts have been reclassified to conform to current period presentation.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor) included cash on-hand. Cash equivalents are considered all accounts with an original maturity date within 90 days.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable primarily consists of trade receivables. The Company records an allowance for doubtful accounts that is based on historical trends, customer knowledge, any known disputes, and the aging of the accounts receivable balances combined with management’s estimate of future potential recoverability. Receivables are written off against the allowance after all attempts to collect a receivable have failed. The Company’s allowance for doubtful accounts was zero as of December 31, 2015 (Successor) and $13,638 as of December 31, 2014 (Predecessor).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts payable and accrued expenses and shareholder loans. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Accounting for Derivative Liabilities

Accounting for Derivative Liabilities

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity’s Own Equity. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date. The Company determined that none of its financial instruments meet the criteria for derivative accounting as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor).

Beneficial Conversion Features

Beneficial Conversion Features

The Company has from time to time issued convertible notes that may have conversion prices that create an embedded pursuant to accounting guidance. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with FASB ASC 718 Compensation—Stock Compensation. Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with FASB ASC 505-50. Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the latest fair market price of the Company’s common stock for common share issuances.

Inventories and Provision for Excess or Expired Inventory

Inventories and Provision for Excess or Expired Inventory

Inventories consist of tea ingredients, packaging and finished goods and are stated at the lower of cost (first-in, first-out basis) or market value. Provisions for excess inventory are included in cost of goods sold and have historically been immaterial but adequate to provide for losses on its raw materials. There was no reserve for obsolescence as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor).

Property and Equipment

Property and Equipment

Property and equipment consists primarily of brewing equipment and are stated at cost. Depreciation is computed using the straight-line method based upon the estimated useful lives of the underlying assets, generally five years. Major renewals and betterments that extend the life of the property are capitalized. Expenditures for repairs and maintenance are expensed as incurred.

Revenue Recognition

Revenue Recognition

The Company’s products are distributed in major health and grocery chains throughout North America. Revenue is recognized upon delivery of goods to the customer. An allowance for estimated returns is provided at the time of the sale. In accordance with the guidance in FASB Topic ASC 605, Revenue Recognition, the Company recognizes revenue when (a) persuasive evidence of an arrangement exists, (b) delivery has occurred or services have been rendered, (c) the fee is fixed or determinable, and (d) collectability is reasonable assured.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold mainly consisted of raw material costs, packaging costs, direct labor and certain overhead allocated costs. Costs are recognized when the related revenue is recorded. Shipping and handling costs for all wholesale sales transactions are billed to the customer and are included in costs of goods sold for all periods presented.

Advertising, Promotions and Sales

Advertising, Promotions and Sales

Advertising, promotional and selling expenses consisted of sales salaries, tap handles, media advertising costs, sales and marketing expenses, and promotional activity expenses and are recognized when incurred in the accompanying statement of operations.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consisted of professional service fees, rent and utility expenses, meals, travel and entertainment expenses, and other general and administrative overhead costs. Expenses are recognized when incurred.

Customer Programs and Incentives

Customer Programs and Incentives

Customer programs and incentives, which include customer promotional discount programs and customer incentives, are a common practice in the alcohol beverage industry. The Company incurs customer program costs to promote sales of products and to maintain competitive pricing. Amounts paid in connection with customer programs and incentives are recorded as reductions to net revenue or as advertising, promotional and selling expenses in accordance with ASC Topic 605-50, Revenue Recognition—Customer Payments and Incentives, based on the nature of the expenditure.

Income Taxes

Income Taxes

Successor

The Company uses the liability method of accounting for income taxes under the asset and liability method prescribed under ASC 740, Income Taxes. The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements. The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company expects to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of December 31, 2015, the Company had no uncertain tax positions. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal tax examinations nor has it had any federal income tax penalties since its inception.

Predecessor

The Predecessor is a limited liability corporation and is classified as a partnership for income tax purposes. The Predecessor profits and losses are reportable by the members on their respective income tax returns. Accordingly, no provision for income taxes has been reflected in these financial statements. The Predecessor has no unrecognized tax benefits as of December 31, 2014.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average common shares outstanding. Diluted net income per share is calculated by dividing net income by the weighted-average common shares outstanding during the period using the treasury stock method or the two-class method, whichever is more dilutive. As the Company incurred net losses for the years ended December 31, 2015 (Successor) and 2014 (Predecessor), no potentially dilutive securities were included in the calculation of diluted earnings per share as the impact would have been anti-dilutive. Therefore, basic and dilutive net income (loss) per share were the same. If the Company had net income, potential dilutive securities consists of warrants to purchase 1,127,000 and 875,042 shares of common stock as of December 31, 2015 (Successor) and December 31, 2014 (Predecessor), respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Xing Group [Member]
Basis of Presentation

Basis of Presentation: The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Companies combined financial statements. The combined financial statements and accompanying notes are the representations of the Companies management, who is responsible for their integrity and objectivity.

Basis of Presentation: The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Companies combined financial statements. The combined financial statements and accompanying notes are the representations of the Companies management, who is responsible for their integrity and objectivity.

Concentrations of Credit Risk

Concentrations: Financial instruments that potentially subject the Companies to concentrations of credit risk consist primarily of accounts receivable. The Companies manage credit risk through credit evaluations and monitoring procedures, and generally does not require collateral or other security on accounts receivable.

From time to time, the Companies have certain customers whose revenue individually represented 10% or more of the Companies total revenue, or whose accounts receivable balances individually represented 10% or more of the Companies total accounts receivable.

For the six months ended June 30, 2016 and 2015, no individual customer exceeded 10% of net revenues.

At June 30, 2016 and December 31, 2015, one customer accounted for 17% of accounts receivable, net.

Concentrations: Financial instruments that potentially subject the Companies to concentrations of credit risk consist primarily of accounts receivable. The Companies manage credit risk through credit evaluations and monitoring procedures, and generally does not require collateral or other security on accounts receivable.

From time to time, the Companies have certain customers whose revenue individually represented 10% or more of the Companies total revenue, or whose accounts receivable balances individually represented 10% or more of the Companies total accounts receivable.

For the years ended December 31, 2015 and 2014, no individual customer exceeded 10% of net revenues.

At December 31, 2015 and 2014, one customer accounted for 17% and 11%, respectively, of accounts receivable, net.

Accounts Receivable Factoring Arrangement with Recourse

Accounts Receivable: Accounts receivable consists of amounts billed to customers under normal trade terms. Management determines when accounts are past due on the contractual terms of the sale or from payment history on the account. Historically, the Companies have had little bad debt expense. As of December 31, 2015 and 2014, the Companies allowance for doubtful accounts was $15,561 and $30,000.

Long-lived Assets

Long-Lived Assets: The Companies periodically assess whether there has been impairment in the value of its long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the undiscounted future net cash flows, expected to be generated by the asset. If such assets are deemed to be impaired, the amount of impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair market value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair market value, less costs to sell the Assets.

Long-Lived Assets: The Companies periodically assess whether there has been impairment in the value of its long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the undiscounted future net cash flows, expected to be generated by the asset. If such assets are deemed to be impaired, the amount of impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair market value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair market value, less costs to sell the Assets.

Cash Concentration

Cash Concentration: The Companies maintain their cash and cash equivalents in bank depository accounts with major financial institutions. At times, cash balances may exceed insurance limits provided by the Federal Deposit Insurance Corporation. The Companies do not believe the concentration is subject to any unusual financial risk beyond the normal risk associated with commercial banking.

Cash Concentration: The Companies maintain their cash and cash equivalents in bank depository accounts with major financial institutions. At times, cash balances may exceed insurance limits provided by the Federal Deposit Insurance Corporation. The Companies do not believe the concentration is subject to any unusual financial risk beyond the normal risk associated with commercial banking.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. Actual results could differ from those estimates and assumptions. The Companies significant estimates relate to the allowance for doubtful accounts, depreciation and amortization periods related to long-lived assets, evaluation of impairment of long-lived assets, and sales return reserve.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. Actual results could differ from those estimates and assumptions. The Companies significant estimates relate to the allowance for doubtful accounts, depreciation and amortization periods related to long-lived assets, evaluation of impairment of long-lived assets, and sales return reserve.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Companies consider all highly liquid instruments with maturities of three months or less when purchased to be cash equivalents.		Cash and Cash Equivalents: The Companies consider all highly liquid instruments with maturities of three months or less when purchased to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable: Accounts receivable consists of amounts billed to customers under normal trade terms. Management determines when accounts are past due on the contractual terms of the sale or from payment history on the account. Historically, the Companies have had little bad debt expense. As of June 30, 2016 and December 31, 2015, the Companies allowance for doubtful accounts was $36,600 and $15,561, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The Companies have determined that the carrying value of the Company’s cash, accounts receivable and accounts payable and accrued expenses as of June 30, 2016 and December 31, 2015 approximate fair value due to their short maturities. The Company’s debt bear market rates of interest.

Fair Value of Financial Instruments: The Companies have determined that the carrying value of the Company’s cash, accounts receivable and accounts payable and accrued expenses as of December 31, 2015 and 2014 approximate fair value due to their short maturities. The Company’s debt bear market rates of interest.

Inventories and Provision for Excess or Expired Inventory

Inventory: Inventory consists of raw materials, bulk packaging and finished goods. Finished goods consist of products purchased from third parties, ready for distribution and Xing products packaged by co-packing facilities. The cost elements of the Xing products consist of raw materials and fees charged by the co-packing facilities. Costs are derived utilizing the first-in, first out method and are stated at the lower of cost or market. Write-downs are recorded if the net realizable value falls below cost and provides for slow moving or obsolete inventory.

Inventory: Inventory consists of raw materials, bulk packaging and finished goods. Finished goods consist of products purchased from third parties, ready for distribution and Xing products packaged by co-packing facilities. The cost elements of the Xing products consist of raw materials and fees charged by the co-packing facilities. Costs are derived utilizing the first-in, first out method and are stated at the lower of cost or market. Write-downs are recorded if the net realizable value falls below cost and provides for slow moving or obsolete inventory.

Property and Equipment

Property and Equipment: Property and equipment is recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life

Building and improvements	39 Years
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years

Repairs and maintenance expenditures not anticipated to extend asset lives and/or productive functionality are expensed as incurred. Upon retirement or disposal, the asset’s carrying value and related accumulated depreciation or amortization are eliminated with a corresponding gain or loss recorded from operations.

Property and Equipment: Property and equipment is recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life
Building and improvements	39 Years
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years

Repairs and maintenance expenditures not anticipated to extend asset lives and/or productive functionality are expensed as incurred. Upon retirement or disposal, the asset’s carrying value and related accumulated depreciation or amortization are eliminated with a corresponding gain or loss recorded from operations.

Revenue Recognition

Revenue Recognition: The Companies recognize revenue on product sales only when all of the following criteria have been met:

●	Persuasive evidence of an arrangement exists;

●	Delivery has occurred or services have been rendered;

●	The fee for the arrangement is fixed or determinable; and

●	Collectability is reasonably assured.

Revenue Recognition: The Companies recognize revenue on product sales only when all of the following criteria have been met:

●	Persuasive evidence of an arrangement exists;

●	Delivery has occurred or services have been rendered;

●	The fee for the arrangement is fixed or determinable; and

●	Collectability is reasonably assured.

Advertising, Promotions and Sales	Advertising: Advertising costs are expensed as incurred. For the six months ended June 30, 2016 and 2015, the Companies incurred minimal advertising costs.		Advertising: Advertising costs are expensed as incurred. For the years ended December 31, 2015 and 2014, the Companies incurred minimal advertising costs.
Income Taxes

Income Taxes: The Companies are limited liability companies which are treated as partnerships under the provisions of the Internal Revenue Code. Income and losses are passed through to the members and, accordingly, there is no provision for federal income taxes. Management has evaluated tax positions in accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 740, Income Taxes, and has not identified any tax positions, other than electing to be taxed as a pass through entity, that require disclosure.

The Companies’ federal and state income tax returns are subject to examination by the Internal Revenue Service, generally three years after the tax returns were filed.

Income Taxes: The Companies are limited liability companies which are treated as partnerships under the provisions of the Internal Revenue Code. Income and losses are passed through to the members and, accordingly, there is no provision for federal income taxes. Management has evaluated tax positions in accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 740, Income Taxes, and has not identified any tax positions, other than electing to be taxed as a pass through entity, that require disclosure.

The Companies’ federal and state income tax returns are subject to examination by the Internal Revenue Service, generally three years after the tax returns were filed.

Shipping and Handling

Shipping and Handling: The Companies utilize both internally owned and operated vehicles and third party transport companies to deliver their product. Third party shipping and handling costs incurred during the six months ended June 30, 2016 and 2015 were $753,337 and $886,126, respectively, and is included in Cost of Revenues in the accompanying combined statements of income.

Shipping and Handling: The Companies utilize both internally owned and operated vehicles and third party transport companies to deliver their product. Third party shipping and handling costs incurred during the years ended December 31, 2015 and 2014 were $1,815,822 and $1,748,285, respectively, and is included in Cost of Revenues in the accompanying combined statements of income.